Schedule of Investments (unaudited)
August 31, 2021
BlackRock International Fund
(Percentages shown are based on Net Assets)
Security	Shares	Value
Common Stocks
Brazil — 1.8%
Locaweb Servicos de Internet SA(a)	8,383,815	$ 39,804,800
Canada — 4.1%
Canadian National Railway Co.	780,249	91,775,811
China — 3.8%
Weimob, Inc.(a)(b)	17,265,000	25,308,371
Wuxi Biologics Cayman, Inc.(a)(b)	2,249,500	34,826,663
XD, Inc.(b)(c)	4,700,400	24,950,819
		85,085,853
Denmark — 1.8%
Vestas Wind Systems A/S	995,832	40,208,326
France — 11.2%
Air Liquide SA	199,660	35,787,525
L’Oreal SA	195,961	91,933,012
Sanofi	628,781	65,165,991
Schneider Electric SE	332,777	59,456,102
		252,342,630
Germany — 6.2%
Covestro AG(a)	723,950	46,917,395
Volkswagen AG, Preference Shares	388,769	92,470,462
		139,387,857
Iceland — 1.7%
Marel HF	5,077,540	38,130,142
India — 5.7%
Bharti Airtel Ltd.	6,059,536	54,984,850
Reliance Industries Ltd.	2,343,173	72,299,154
		127,284,004
Ireland — 2.8%
Ryanair Holdings PLC, ADR(b)	587,458	63,269,226
Italy — 4.2%
Intesa Sanpaolo SpA	33,525,511	94,872,378
Japan — 15.5%
FANUC Corp.	393,900	85,815,471
Recruit Holdings Co. Ltd.	1,612,700	94,959,326
Sony Group Corp.	994,600	102,837,047
Toyota Motor Corp.	753,600	65,633,545
		349,245,389
Mexico — 3.4%
Grupo Financiero Banorte SAB de CV, Class O	11,509,989	75,974,868
Netherlands — 3.8%
Koninklijke DSM NV	402,966	85,790,311
Russia — 1.5%
Sberbank of Russia PJSC, ADR	1,867,942	33,359,391
Security	Shares	Value
Singapore — 1.8%
Sea Ltd., ADR(b)	121,781	$ 41,200,948
South Korea — 3.5%
LG Chem Ltd.	120,482	78,506,835
Spain — 3.4%
Cellnex Telecom SA(a)	1,111,690	76,093,214
Switzerland — 1.5%
Roche Holding AG	84,350	33,871,179
United Kingdom — 6.5%
Barclays PLC	23,967,494	60,767,466
Farfetch Ltd., Class A(b)	698,918	29,256,708
Prudential PLC	2,722,584	56,724,021
		146,748,195
United States — 14.9%
Airbnb, Inc., Class A(b)	123,579	19,153,509
Baker Hughes Co.	2,301,422	52,426,393
Cadence Design Systems, Inc.(b)	374,399	61,206,749
Mastercard, Inc., Class A	231,953	80,309,087
Otis Worldwide Corp.	743,079	68,526,745
PayPal Holdings, Inc.(b)	189,051	54,571,462
		336,193,945
Total Long-Term Investments — 99.1% (Cost: $1,888,068,123)		2,229,145,302
Short-Term Securities(d)(e)
Money Market Funds — 1.6%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 0.01%	19,193,980	19,193,980
SL Liquidity Series, LLC, Money Market Series, 0.13%(f)	16,697,773	16,702,782
Total Short-Term Securities — 1.6% (Cost: $35,896,762)		35,896,762
Total Investments — 100.7% (Cost: $1,923,964,885)		2,265,042,064
Liabilities in Excess of Other Assets — (0.7)%		(16,485,571)
Net Assets — 100.0%		$ 2,248,556,493
(a)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.
(f)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock International Fund
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/21	Purchases at Cost	Proceeds from Sale	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/21	Shares Held at 08/31/21	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, T-Fund, Institutional Class	$ 57,937,502	$ —	$ (38,743,522)(a)	$ —	$ —	$ 19,193,980	19,193,980	$ 455	$ —
SL Liquidity Series, LLC, Money Market Series	37,388,958	—	(20,686,176)(a)	—	—	16,702,782	16,697,773	73,752(b)	—
				$ —	$ —	$ 35,896,762		$ 74,207	$ —
(a)	Represents net amount purchased (sold).
(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
•    Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
•    Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
•    Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value (“NAV”) per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks
Brazil	$ 39,804,800	$ —	$ —	$ 39,804,800
Canada	91,775,811	—	—	91,775,811
China	—	85,085,853	—	85,085,853
Denmark	40,208,326	—	—	40,208,326
France	—	252,342,630	—	252,342,630
Germany	—	139,387,857	—	139,387,857
Iceland	38,130,142	—	—	38,130,142
India	—	127,284,004	—	127,284,004
Ireland	63,269,226	—	—	63,269,226
Italy	—	94,872,378	—	94,872,378
Japan	—	349,245,389	—	349,245,389

Schedule of Investments (unaudited)  (continued)
August 31, 2021
BlackRock International Fund
	Level 1	Level 2	Level 3	Total
Common Stocks (continued)
Mexico	$ 75,974,868	$ —	$ —	$ 75,974,868
Netherlands	—	85,790,311	—	85,790,311
Russia	—	33,359,391	—	33,359,391
Singapore	41,200,948	—	—	41,200,948
South Korea	—	78,506,835	—	78,506,835
Spain	—	76,093,214	—	76,093,214
Switzerland	—	33,871,179	—	33,871,179
United Kingdom	29,256,708	117,491,487	—	146,748,195
United States	336,193,945	—	—	336,193,945
Short-Term Securities
Money Market Funds	19,193,980	—	—	19,193,980
	$ 775,008,754	$ 1,473,330,528	$ —	2,248,339,282
Investments valued at NAV(a)				16,702,782
				$ 2,265,042,064
(a)	Certain investments of the Fund were fair valued using NAV per share as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR	American Depositary Receipt
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